INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Biological assets (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Biological assets
Biological assets at beginning of the year	$ 57,313	$ 2,315,838	$ 965,728
Initial recognition and changes in the fair value of biological assets at the point of harvest	610,554	6,388,030	2,826,255
Costs incurred during the year	2,453,912	32,383,664	25,718,762
Exchange differences		694,794	(4,327,563)
Decrease due to harvest/disposals	(2,974,937)	(41,725,013)	(22,867,344)
Biological assets at year ended June 30	146,842	57,313	2,315,838
Soybean
Biological assets
Biological assets at beginning of the year		54,162	105,101
Initial recognition and changes in the fair value of biological assets at the point of harvest	147,553	3,539,061	981,551
Costs incurred during the year	986,505	10,888,076	252,504
Exchange differences		122,077	(113,718)
Decrease due to harvest/disposals	(1,134,058)	(14,603,376)	(1,171,276)
Biological assets at year ended June 30			54,162
Corn
Biological assets
Biological assets at beginning of the year		27,646	271,754
Initial recognition and changes in the fair value of biological assets at the point of harvest	55,348	1,088,089	250,443
Costs incurred during the year	721,294	756,821	417,586
Exchange differences		6,996	(153,795)
Decrease due to harvest/disposals	(776,642)	(1,879,552)	(758,342)
Biological assets at year ended June 30			27,646
Wheat
Biological assets
Biological assets at beginning of the year	44,413	2,230,959
Initial recognition and changes in the fair value of biological assets at the point of harvest	191,481	1,601,002
Costs incurred during the year	477,102	20,623,599
Exchange differences		564,649
Decrease due to harvest/disposals	(625,211)	(24,975,796)
Biological assets at year ended June 30	87,785	44,413	2,230,959
Wheat
Biological assets
Biological assets at beginning of the year		22,311	45,639
Initial recognition and changes in the fair value of biological assets at the point of harvest			284,903
Costs incurred during the year			241,610
Exchange differences			(65,797)
Decrease due to harvest/disposals			(484,044)
Biological assets at year ended June 30			22,311
HB4 Wheat
Biological assets
Biological assets at beginning of the year		2,208,648	509,184
Initial recognition and changes in the fair value of biological assets at the point of harvest			531,712
Costs incurred during the year			7,053,929
Exchange differences			(1,153,734)
Decrease due to harvest/disposals			(4,732,443)
Biological assets at year ended June 30			2,208,648
Barley
Biological assets
Biological assets at beginning of the year	12,900	3,071	34,050
Initial recognition and changes in the fair value of biological assets at the point of harvest	56,176	128,836	35,847
Costs incurred during the year	83,651	83,356	37,115
Exchange differences		776	(16,876)
Decrease due to harvest/disposals	(139,827)	(203,139)	(87,065)
Biological assets at year ended June 30		12,900	3,071
Sunflower
Biological assets
Biological assets at beginning of the year	12,900	0
Initial recognition and changes in the fair value of biological assets at the point of harvest	159,996	31,042
Costs incurred during the year	185,360	31,812
Exchange differences		296
Decrease due to harvest/disposals	(299,199)	(63,150)
Biological assets at year ended June 30	$ 59,057	$ 12,900	0
HB4 Soy
Biological assets
Biological assets at beginning of the year			0
Initial recognition and changes in the fair value of biological assets at the point of harvest			741,799
Costs incurred during the year			17,716,018
Exchange differences			(2,823,643)
Decrease due to harvest/disposals			$ (15,634,174)